Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Intangible Assets

The following is a summary of intangible assets, net:

	As of December 31,
	2015	2016	2017
	RMB	RMB	RMB
	(Restated)	(Restated)
Acquired Software and other intangible assets	442	5,524	11,051
Customer relationship	—	—	677
Less: accumulated depreciation and amortization	(40)	(211)	(2,302)

Intangible Assets, net	402	5,313	9,426

Schedule of Expected Future Amortization Expense

Expected Future Amortization Expense
Twelve months ended December 31, 2018	2,513
2019	2,503
2020	1,530
2021	773
2022	773
Thereafter	1,334

Total expected future amortization expense	9,426